Reconciliation of Beginning and Ending Amounts of Valuation Allowance on Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Valuation Allowance [Line Items]
Balance at beginning of year	$ 9,928	$ 11,852	$ 11,025
Subsequent reversal and utilization of valuation allowance		(3,352)	(753)
Additions to valuation allowance	2,107	745	1,739
Exchange differences	(270)	683	153
Balance at end of year	$ 11,765	$ 9,928	11,852
Divestiture
Valuation Allowance [Line Items]
Divestitures			$ (312)